Income Tax Benefits (Expense) (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Benefits (Expense) [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	Years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Current:
Hong Kong	—	—	—	—
PRC	14,234	9	43,766	5,623
	14,234	9	43,766	5,623
Deferred:
Hong Kong	(908,713)	907,664	(9,712)	(1,248)
PRC	—	18,830	234,295	30,103
	(908,713)	926,494	224,583	28,855
Income tax (benefits) expense	(894,479)	926,503	268,349	34,478

Schedule of HK Statutory Rates

The following table reconciles HK statutory rates to our effective tax rate:

	Years ended December 31,
	2023	2024	2025
Income tax rate in the Cayman Islands	0.0%	0.0%	0.0%
Income tax rate in the BVI	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Tax effect of different tax rate for operation in the PRC	(0.5)%	(0.7)%	0.1%
Effect of super deduction for research and development in the PRC	5.5%	0.0%	0.0%
Temporary difference not recognized	(0.7)%	0.0%	0.0%
Income not taxable	0.3%	0.6%	0.0%
Non-deductible expenses	(0.2)%	(2.1)%	(0.2)%
Tax effect of tax losses*	0.0	(49.5)%	(17.3)%
Effect of changes in valuation allowance	0.0	(18.2)%	(0.5)%
Effective tax rate	20.9%	(53.4)%	1.4%

*	The tax losses not recognized represented by the tax loss position under Samfine Creation Holdings Group which is incorporated in Cayman Islands which is not subject to any income tax.

Schedule of Components of Deferred Tax Liabilities

Significant components of deferred tax liabilities were as follows:

Accelerated depreciation	HK$
As of December 31, 2024	156,926
Charged to consolidated statements of operations and comprehensive income (loss) during the year	(150,400)
As of December 31, 2025	6,526
As of December 31, 2025 (US$)	838

Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	Net operating losses	Allowance for expected credit losses	Total
	HK$	HK$	HK$
As of December 31, 2023	2,413,898	226,489	2,640,387
Recognized	315,355	—	315,355
Utilized during the year	(624,001)	(145,567)	(769,568)
Less: valuation allowance	(315,355)	—	(315,355)
As of December 31, 2024	1,789,897	80,922	1,870,819
Recognized	107,292	17,604	124,896
Utilized during the year	(392,587)	—	(392,587)
Less: valuation allowance	(107,292)	—	(107,292)
As of December 31, 2025	1,397,310	98,526	1,495,836
As of December 31, 2025 (US$)	179,527	12,658	192,185